Commitments and Contingencies (Details)	3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 GBP (£)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 GBP (£)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2012 Alleged Damages - Maximum [Member] USD ($)	Dec. 31, 2012 Alleged Damages - Maximum [Member] USD ($)	Mar. 31, 2012 Alleged Damages - Minimum [Member] USD ($)	Dec. 31, 2012 Alleged Damages - Minimum [Member] USD ($)	Dec. 31, 2012 Venture Capital Funds [Member] USD ($)	Dec. 31, 2012 Real Estate Fund [Member] USD ($)	Dec. 31, 2012 Oil and gas fund [Member] USD ($)
Payments [Abstract]
2013			$ 139,400
2014			136,000
2015			136,200
2016			135,600
2017			136,900
2018 and thereafter			1,084,400
Total future minimum payments			1,768,500
Sublease Receipts [Abstract]
2013			22,300
2014			24,400
2015			24,400
2016			24,400
2017			24,800
2018 and thereafter			137,100
Total future minimum payments receivable			257,400
Net Payments [Abstract]
2013			117,100
2014			111,600
2015			111,800
2016			111,200
2017			112,100
2018 and thereafter			947,300
Total future net minimum payments			1,511,100
Rent expense			100,400,000		121,200,000	121,500,000
Sublease income			3,200,000		3,200,000	3,200,000
Accelerated rent			181,600,000		2,600,000	76,200,000
Legal Proceedings [Abstract]
Portfolio amount of client seeking damages (in pounds)		500,000,000		500,000,000
Damages sought							234,000,000	234,000,000	177,000,000	177,000,000
Realized losses in the portfolio	125,000,000		125,000,000
Other [Abstract]
Committed total required invest funding											35,000,000	25,000,000	8,000,000
Commitment time period duration to invest funds (in years)											P6Y		P3Y
Commitment agreement fundings											$ 22,800,000	$ 8,700,000	$ 7,800,000